Property & Equipment	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property & Equipment
3.	Property & Equipment
Property and equipment consisted of the following (in thousands):

	Successor 2020	Predecessor 2019
Leasehold improvements	$5,477	$5,724
Machinery & equipment	1,360	2,821
Computer equipment	208	560
Furniture & fixtures	792	1,278
Vehicles	215	50

	8,052	10,433
Less: Accumulated depreciation and amortization	(48)	(4,132)

Property and equipment – net	$8,004	$6,301

Depreciation expense for the Successor period from December 16, 2020 to December 31, 2020 was $48,000. Depreciation expense for the Predecessor period from January 1, 2020 to December 15, 2020 and for the twelve-month period ended December 31, 2019, was $1,025,000 and $795,000, respectively. In conjunction with the Business Combination, the basis of all property and equipment was recognized at fair value in purchase accounting.